Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (370,705)	$ (3,751,987)	$ (14,021,728)	$ (538,710)
Adjustments to reconcile net loss to net cash used in operating activities
Provision for allowance for doubtful accounts and sales returns	(111,486)	52,487	37,104	214,416
Provision for inventory reserves	(4,640)		11,034
Depreciation and amortization	17,910	17,745	69,893	70,950
Amortization of loan fees				28,370
Fair value of vested stock options	561,671		274,096
Fair value of common stock issued for services	718,200	3,663,154	2,481,000
Fair value of common stock issued to employees	500,417		3,287,500	111,000
Common stock purchase by officer at discount			300,000
Financing costs	607,717		2,513,668
Change in the fair value of derivative liability	(2,630,052)		2,545,918
Gain on extinguishment of derivative liability	(674,254)
(Increase) Decrease in:
Accounts receivable	170,902	(710,169)	174,103	(282,133)
Inventories	(343,892)	865,984	1,185,308	939,055
Inventories under warranty claims				75,621
Advances to suppliers	195,680	(192,857)	(735,730)	22,420
Prepaid expenses and other	(15,902)	(2,254)	(61,843)	(62,290)
Income taxes receivable			2,578	72,812
Other assets	(15,000)		(5,909)
(Decrease) Increase in:
Accounts payable and accrued expenses	129,448	183,461	572,291	(12,388)
Due to former related party vendor	(107,332)	(661,238)	(702,307)	(87,990)
Due to related parties	(33,431)	3,422	12,448
Interest expense on notes payable to officers				29,501
Net cash used in operating activities	(1,404,749)	(532,252)	(2,060,576)	580,634
Cash Flows from Investing Activities
Purchase of property and equipment		(3,200)	(3,200)	(8,185)
Net cash used in investing activities		(3,200)	(3,200)	(8,185)
Cash Flows from Financing Activities
Proceeds from sale of common stock	1,068,000	400,000	455,000
Proceeds from exercise of warrants	941,996
Proceeds from sale of common stock to officer			100,000
Proceeds from sale of convertible preferred stock			295,410
Proceeds from convertible note payable			1,647,500
Proceeds from notes payable related parties		300,000	300,000	610,000
Payments on notes payable related party	(345,000)	(20,000)	(20,000)
Payments on capital lease obligations	(3,591)	(3,355)	(13,711)	(12,844)
Proceeds from loans payable				110,000
Payments on loans payable	(2,046)	(2,039)	(8,262)	(487,458)
Payment on line of credit				(600,000)
Payments on due to related parties				(22,680)
Net cash provided by financing activities	1,659,359	674,606	2,755,936	(402,982)
Net increase in cash	254,610	139,154	692,160	169,467
Cash beginning of period	967,943	275,783	275,783	106,316
Cash end of period	1,222,553	414,937	967,943	275,783
Interest paid	56,344	10,999	32,686	8,989
Taxes paid			3,200	(79,315)
Non-Cash Financing Activities
Extinguishment of derivative liability	1,302,653
Common shares issued upon conversion of Series A preferred	$ 316,500
Fair value of derivative created upon issuance of convertible debt recorded as debt discount			3,767,724
Fair value of derivative created upon issuance of convertible preferred stock and associated warrants			1,101,358
Deemed dividend related to Series-A Preferred stockholders			$ 606,948